Selected Income Statement Data (Schedule of selected financial income (expenses) data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selected Income Statement Data [Abstract]
Interest income		$ 24,051	$ 8,648	$ 1,408
Convertible notes amortization		(1,094)	(1,094)	(113)
Other, net	[1]	(739)	(864)	(265)
Financial income (expenses), net		$ 22,218	$ 6,690	$ 1,030

[1]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(78), $(351), and $58 in 2023, 2022 and 2021, respectively.